Taxes (Details1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
China statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rate reduction	(9.70%)	(6.90%)	(10.10%)
75% of research and development expenses deduction	(9.30%)	(7.20%)	(10.90%)
Permanent difference	0.60%	0.80%	1.60%
Effective tax rate	6.60%	11.70%	5.60%